Deposits and Other Current Assets, Net (Tables)	6 Months Ended
Dec. 31, 2025
Deposits and Other Current Assets, Net [Abstract]
Schedule of Deposits and Other Current Assets, Net

Deposits and other current assets, net consist of the following:

	As of December 31, 2025	As of June 30, 2025
	(Unaudited)	(Audited)
Deposits	$71,379	$72,071
Prepayment	494,895	3,261
Other current assets, net	4,837	1,931
	$571,111	$77,263